Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
15.	Intangible assets
Intangible assets consist of software, customer relationships and licensed intellectual property rights. Movements in intangible assets during the years ended 31 December 2022 and 2021 are as follows (in thousands):

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2022	8,777	2,329	15,000	26,106
Additions	7,682	—	—	7,682
Impairment	(2,755)	—	—	(2,755)
Translation difference	(20)	(148)	—	(168)

Balance at 31 December 2022	13,684	2,181	15,000	30,865

Amortization
Balance at 1 January 2022	2,933	1,664	—	4,597
Amortization	423	310	—	733
Translation difference	(13)	(104)	—	(117)

Balance at 31 December 2022	3,343	1,870	—	5,213

Net carrying amount

Balance at 31 December 2022	10,341	311	15,000	25,652

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2021	7,603	2,528	—	10,131
Additions	5,186	—	15,000	20,186
Impairment	(3,993)	—	—	(3,993)
Translation difference	(19)	(199)	—	(218)

Balance at 31 December 2021	8,777	2,329	15,000	26,106

Amortization
Balance at 1 January 2021	2,351	1,445	—	3,796
Amortization	591	332	—	923
Translation difference	(9)	(113)	—	(122)

Balance at 31 December 2021	2,933	1,664	—	4,597

Net carrying amount

Balance at 31 December 2021	5,844	665	15,000	21,509

Additions during the year ended 31 December 2021 were primarily comprised of licensed intellectual property rights from Biosana. Refer to Note 2.18 for further details.
Expense for amortization of the Group’s intangible assets is included within the consolidated statements of profit or loss and other comprehensive income or loss as follows (in thousands):

	2022	2021	2020
Cost of product revenue	471	—	—
Research and development expenses	—	324	357
General and administrative expenses	262	599	653

	733	923	1,010
At 31 December, 2022 and 2021, the Group performed a review of its intangible assets and determined certain software development had been abandoned. In assessing recoverable amount, the Group determined the market for resale was non-existent.
Management therefore determined to fully impair the assets, resulting in an impairment charge of $
2.8
 million and $
4.0
 million during the year ended
31
 December
2022
and
2021
, respectively. The impairment charge was recognized as an expense as follows: $
2.1
million in “Cost of product revenue” and $
0.7
 million in “General and administrative expenses.” For the year ended 31 December 2021 the impairment was recognized as an expense within “Research and development expenses” in the consolidated statements of profit or loss and other comprehensive income or loss.
At 31 December 2022 the Group performed an impairment analysis on the intellectual property rights indefinite lived intangible asset. No impairment loss was recognized as the asset’s recoverable amount exceeded the carrying amount.